Research and development (Schedule of Research and Development) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expense [Abstract]
Research and development expenses	€ 64,763	€ 76,427	€ 150,118
Research and development grants and credits	(905)	(1,036)	(899)
Total research and development	€ 63,858	€ 75,391	€ 149,219